Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MODERATE ETF FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Moderate ETF Fund (the “Fund”) seeks total return by investing primarily for capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and secondarily for income.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.  If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund's Annual Report for the fiscal period ended December 31, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product.  If the example included these expenses, the figures shown would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility), while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.  As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd Asset Management, LLC (“Todd” or “Sub-Advisor”), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses.  The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Todd expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.  At that time, Todd may review and update the model.  Stock and bond markets, and the subcategories of assets within those markets (value, growth, large-cap, small-cap, etc.), have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, Todd will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in exchange-traded funds (“ETFs”) it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates its assets to equity funds, the greater the expected risk.  To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds.  There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds may be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes.  Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity.  This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to inves

t the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest.  This may cause the issuer's securities to decline in value.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

•                  Mid-Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Extension Risk. During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to the an underlying fund's income and potentially in the value of the an underlying fund's investments.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.  Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.

Growth Securities Risk:  Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Income Risk:  An underlying fund's income may decline when interest rates fall.

Index-Related Risk: There is no guarantee that an underlying fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.  The price volatility of a debt security also depends on its maturity.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a given change in interest rates.  Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.  There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund's net asset value.

Issuer Risk:  An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell.  This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As an underlying fund may not fully replicate its underlying index, it is subject to the risk that an underlying fund's investment management strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund.  Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's (“NRSRO”) opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to timely update credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.  It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.  Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all.  An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.  These events could also trigger adverse tax consequences for the underlying fund.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index.  Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk:  U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics.  Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its U.S. Treasury obligations to decline.

Valuation Risk:  The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.

Value Securities Risk:  Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the S&P Composite 1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays U.S. Aggregate Bond Index.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.  Inclusion of those fees would reduce total return.  The Fund's past performance does not necessarily indicate how it will perform in the future.  More recent performance is available at no cost by calling 1.800.543.0407.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Moderate ETF Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 11.41% Worst Quarter: 4th Quarter 2008 (9.58)% The year-to-date return for the Fund as of March 31, 2014 is 1.63%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | S&P Composite 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2004
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | Blend - 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend — 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2004
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | Touchstone Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.23%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1],[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,195
Annual Return 2005	rr_AnnualReturn2005	3.93%
Annual Return 2006	rr_AnnualReturn2006	10.97%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	(23.34%)
Annual Return 2009	rr_AnnualReturn2009	17.44%
Annual Return 2010	rr_AnnualReturn2010	11.25%
Annual Return 2011	rr_AnnualReturn2011	1.84%
Annual Return 2012	rr_AnnualReturn2012	9.94%
Annual Return 2013	rr_AnnualReturn2013	16.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2004

[1]	Expenses shown above have been restated to reflect a change in the Fund's contractual Investment Advisory fees and will differ from the expenses shown in the Fund's Annual Report for the fiscal period ended December 31, 2013.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund's Annual Report for the fiscal period ended December 31, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.75% of average monthly net assets. This expense limitation is effective through April 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Advisor" in the Fund's Statement of Additional Information for more information.